Contract Liabilities - Schedule of Contract Liabilities (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts, current	$ 12,302,724	$ 1,567,246	$ 8,669,448
Billings in advance of performance obligation under contracts, non-current	$ 100,427	$ 12,793	$ 104,714